Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
4. Goodwill and Intangible Assets
     The Company acquired Memestar Limited, a British Virgin Islands limited liability corporation (“Memestar”) in 2003 and Crillion Corporation, a British Virgin Islands limited liability corporation (“Crillion”) in 2004 to enhance its MVAS offerings as well as increase its market share in the PRC MVAS market. The Company also acquired Davidhill Capital Inc., a British Virgin Islands limited liability corporation (“Davidhill”), and its UC instant messaging technology platform in 2004. In 2008, the Company took controlling interest in a privately-held web-application development firm. The following table summarizes goodwill by segment from these acquisitions:

	Advertising	MVAS	Total
	(In thousands)
Balances at December 31, 2008	$15,159	$68,891	$84,050

Balances at December 31, 2009	$15,159	$68,891	$84,050

Balances at December 31, 2010	$15,159	$68,891	$84,050

     The Company is required to perform an impairment assessment of its goodwill on an annual basis or when facts and circumstances warrant a review. The Company performed an impairment assessment related to goodwill arising from its acquisitions as of December 31, 2010 and concluded that there was no impairment to the carrying value of the goodwill.
     The following table summarized the Company’s intangible assets:

	December 31, 2010			December 31, 2009
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net
	(In thousands)			(In thousands)
Technology*	$11,012	$(10,567)	$445	$10,300	$(7,854)	$2,446
Software*	1,844	(1,536)	308	1,844	(922)	922
Other	775	(4)	771	322	—	322

Total	$13,631	$(12,107)	$1,524	$12,466	$(8,776)	$3,690

*	Intangible assets are amortized over the estimated useful lives in the range of two to ten years.
     Amortization expense related to intangible assets was $3.3 million, $4.4 million and $1.6 million for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2011	$709
2012	134
2013	45
2014	45
Thereafter	269

Total expected amortization expense	$1,202